CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 65403


                                 March 18, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, D. C.  20549


                     Re: Van Kampen Unit Trusts, Series 743
                        File No. 333-149059 CIK #1390993
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Ladies/Gentlemen:

   On behalf of Van Kampen Funds Inc., depositor, sponsor and principal underwriter of Van Kampen Unit Trusts, Series 743 (the "Fund") there is enclosed Amendment No. 1 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission on February 5, 2008.

   The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of Van Kampen Funds Inc., documentation for units of fractional undivided interest in the Fund, which documentation is being retained by the trustee for delivery after the effectiveness of the registration statement.

   In addition to Amendment No. 1 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith.

   The changes in the Prospectus represent certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolios of the Fund, the Statements of Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

   It is our opinion that the subject Registration Statement does not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

   We have appreciated the courtesy and cooperation of the members of the Staff and if there are any questions on which we may be of assistance, please do not hesitate to call us collect.

                                                               Very truly yours,


                                                          CHAPMAN AND CUTLER LLP